GOODWILL (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Goodwill	€ 785,182	€ 785,182
Specific medium/ long-term growth rate (percent)	2.00%	2.00%	2.00%
Weighted average cost of capital | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Base WACC (percent)	0.09	0.085	0.092